Fees Summary	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 679,588,376.64
Previously Paid Amount	0.00
Total Fee Amount	13,961.91
Total Offset Amount	0.00
Net Fee	$ 13,961.91